RELATED-PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2019
RELATED-PARTY TRANSACTIONS
16.	RELATED-PARTY TRANSACTION S
The Group had the following balances and transactions with related parties:
The amounts due from related parties represent prepayments to certain investees for service fees related to student recruitment. The commission service fees related to student recruitment incurred for the year ended September 30, 2019 amounted to
US$2,013
.
The amount due to a related party represent accrued service fees to a
n
 investee for student recruitment services incurred for the year ended September 30, 2019 amounted to
US$7,499.